THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

Lincoln Life Flexible Premium Variable Life Account R
Lincoln SVUL-IV, Lincoln PreservationEdge® SVUL, Lincoln SVULONE 2013, Lincoln SVULONE 2016, Lincoln SVULONE 2019, Lincoln SVULONE 2021, Lincoln AssetEdge® SVUL,
Lincoln AssetEdge® SVUL - No Indexed Accounts

Supplement dated May 1, 2026 to the
Updating Summary Prospectus for Existing Owners dated May 1, 2026

This Supplement to your summary prospectus outlines changes to certain investment options under your variable life insurance policy.  All other provisions outlined in your prospectus, as supplemented, remain unchanged.

Effective May 1, 2026, the following American Funds Insurance Series fund names will be updated as follows:
FORMER FUND NAME	NEW FUND NAME
American Funds® IS Global Small Capitalization Fund	American Funds® IS SMALLCAP World Fund
American Funds® IS International Fund	American Funds® IS EUPAC Fund

You can obtain information by contacting your registered representative, online at www.lfg.com/vulprospectus, or by sending an email request to CustServSupportTeam@lfg.com.
Please retain this supplement for future reference.